INVENTORIES (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Finished goods	€ 324	€ 354
Raw materials and supplies	223	222
Spare parts	103	97
Total inventories	650	673
Write-down of inventories	€ 25	€ 28	€ 17